UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2016

Item 1. Reports to Stockholders.

Master Trust

Semiannual Report  |  October 31, 2016

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2016 to October 31, 2016 (or shorter period since commencement of operations for Government Master Fund, as explained further below).

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Please note that while Government Master Fund commenced operations on June 24, 2016, the “Hypothetical” expenses paid during the period reflect activity for the full six month period for the purposes of comparability. This projection assumes that the Master Fund’s expense ratio in effect during its initial period (June 24, 2016 through October 31, 2016) also would have been in effect during the period from May 1, 2016 to October 31, 2016.

	Beginning account value May 1, 2016	Ending account value October 31, 2016	Expenses paid during period[1] 05/01/16 to 10/31/16	Expense ratio during the period
Prime Master Fund

Actual	$1,000.00	$1,002.20	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value June 24, 2016	Ending account value October 31, 2016	Expenses paid during period[2] 06/24/16[3] to 10/31/16	Expense ratio during the period
Government Master Fund

Actual	$1,000.00	$1,001.00	$0.29	0.08%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.80	0.41	0.08

	Beginning account value May 1, 2016	Ending account value October 31, 2016	Expenses paid during period[1] 05/01/16 to 10/31/16	Expense ratio during the period
Treasury Master Fund

Actual	$1,000.00	$1,001.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Prime CNAV Master Fund

Actual	1,000.00	1,002.30	0.50	0.10
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

Tax-Free Master Fund

Actual	1,000.00	1,001.90	0.50	0.10
Hypothetical (5% annual return before expenses)	1,000.00	1,024.70	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).
[2]	Actual expenses are equal to the Government Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 130 divided by 365 (to reflect the inception period from June 24, 2016 to October 31, 2016). Hypothetical expenses are equal to the Government Master Fund’s annualized net expense ratio multiplied by the average value over the period, multiplied by 184 divided by 365 (to reflect one-half year period).
[3]	Commencement of operations.

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	20 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	58.8%
France	8.9
Japan	7.0
China	5.7
Sweden	5.4
Total	85.8%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	35 days

Portfolio composition[2]
US government and agency obligations	55.7%
Repurchase agreements	41.7
Other assets less liabilities	2.6
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Treasury Master Fund

Characteristics
Weighted average maturity[1]	43 days

Portfolio composition[2]
US government obligations	53.1%
Repurchase agreements	45.9
Other assets less liabilities	1.0
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—October 31, 2016 (unaudited) (concluded)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	35 da	ys

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	41.4%
Sweden	12.6
France	8.8
Canada	6.2
Belgium	6.2
Total	75.2%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	The Master Fund’s portfolio is actively managed and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	2 days

Portfolio composition[2]
Municipal bonds and notes	99.0%
Tax-exempt commercial paper	0.6
Other assets less liabilities	0.4
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligation—0.04%
Federal Home Loan Mortgage Corp. 0.370%, due 02/14/17[1] (cost—$998,921)	$1,000,000	$998,950

Time deposits—14.16%
Banking-non-US—14.16%
Credit Agricole Corporate & Investment Bank 0.310%, due 11/01/16	100,000,000	100,000,000
DnB NOR Bank ASA 0.300%, due 11/01/16	50,000,000	50,000,000
Natixis 0.300%, due 11/01/16	100,000,000	100,000,000
Skandinaviska Enskilda Banken AB 0.310%, due 11/01/16	50,000,000	50,000,000
Svenska Handelsbanken 0.300%, due 11/01/16	50,000,000	50,000,000
Total time deposits (cost—$350,000,000)		350,000,000

Certificates of deposit—5.81%
Banking-non-US—5.81%
Bank of Montreal 0.550%, due 11/17/16	40,000,000	40,001,433
Oversea-Chinese Banking Corp. Ltd. 0.530%, due 11/21/16	50,000,000	50,000,288
Sumitomo Mitsui Banking Corp. 0.900%, due 01/13/17	35,000,000	35,017,151
0.930%, due 01/05/17	13,500,000	13,508,496
Swedbank AB 0.410%, due 11/03/16	5,000,000	5,000,042
Total certificates of deposit (cost—$143,500,000)		143,527,410

Commercial paper[1]—44.46%
Asset backed-miscellaneous—22.40%
Albion Capital Corp. 0.710%, due 11/23/16	25,000,000	24,992,509
Atlantic Asset Securitization LLC 0.310%, due 11/01/16	50,000,000	49,999,375
Barton Capital LLC 0.620%, due 11/04/16	25,000,000	24,998,755
0.620%, due 11/30/16	20,000,000	19,990,833
0.630%, due 11/15/16	16,203,000	16,199,685
Fairway Finance Co. LLC 0.650%, due 12/21/16	25,000,000	24,974,925
Gotham Funding Corp. 0.650%, due 11/17/16	30,000,000	29,992,449
0.850%, due 01/26/17	25,000,000	24,941,638
Liberty Street Funding LLC 0.710%, due 12/13/16	30,000,000	29,976,028
0.890%, due 01/17/17	25,000,000	24,951,575
LMA Americas LLC 0.610%, due 11/07/16	14,350,000	14,348,661

Security description	Face Amount	Value
Commercial paper[1]—(concluded)
Asset backed-miscellaneous—(concluded)
Manhattan Asset Funding Co. LLC 0.600%, due 11/22/16	$35,000,000	$34,987,937
0.630%, due 12/01/16	20,000,000	19,989,581
Old Line Funding LLC 0.350%, due 11/01/16	25,001,000	25,000,708
0.900%, due 02/01/17	25,000,000	24,938,956
0.920%, due 01/23/17	25,000,000	24,946,800
Thunder Bay Funding LLC 0.850%, due 01/25/17	16,520,000	16,482,193
Victory Receivables Corp. 0.630%, due 11/17/16	20,000,000	19,994,966
0.640%, due 11/15/16	30,000,000	29,993,500
0.640%, due 11/17/16	30,000,000	29,992,449
Working Capital Management Co. 0.690%, due 12/21/16	20,000,000	19,979,940
0.710%, due 12/06/16	21,930,000	21,916,140

		553,589,603

Banking-non-US—15.38%
Caisse Centrale Desjardins 0.650%, due 11/30/16	25,000,000	24,989,583
0.690%, due 12/22/16	18,000,000	17,985,986
Erste Abwicklungsanstalt 0.520%, due 11/10/16	40,000,000	39,995,589
KFW International Finance, Inc. 0.830%, due 01/20/17	25,000,000	24,955,450
Mitsubishi UFJ Trust & Banking Corp. 0.900%, due 01/17/17	50,000,000	49,913,550
Mizuho Bank Ltd. 0.900%, due 01/12/17	60,000,000	59,911,183
0.900%, due 01/17/17	15,000,000	14,975,040
National Bank of Canada 0.830%, due 01/17/17	25,000,000	24,965,117
NRW Bank 0.840%, due 01/30/17	25,000,000	24,947,928
Societe Generale 0.240%, due 11/01/16	20,000,000	19,999,831
Svenska Handelsbanken AB 0.770%, due 01/24/17	27,500,000	27,450,133
United Overseas Bank Ltd. 0.670%, due 12/14/16	50,000,000	49,958,750

		380,048,140

Energy-integrated—2.23%
Sinopec Century Bright Capital Investment Ltd. 0.710%, due 11/01/16	55,000,000	54,999,381

Finance-captive automotive—1.01%
Toyota Motor Credit Corp. 0.750%, due 01/13/17	25,000,000	24,966,340

Finance-other—3.44%
CNPC Finance HK Ltd. 0.700%, due 11/01/16	85,000,000	84,999,044
Total commercial paper (cost—$1,098,560,220)		1,098,602,508

Prime Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—4.88%
Colorado—3.01%
Denver City & County Certificates of Participation Refunding, Series A2, 0.520%, due 11/01/16[2]	$49,520,000	$49,520,000
Series A3, 0.520%, due 11/01/16[2]	25,000,000	25,000,000

		74,520,000

Massachusetts—1.87%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4,
0.510%, due 11/01/16[2]	46,100,000	46,100,000
Total municipal bonds and notes (cost—$120,620,000)		120,620,000

Repurchase agreements—30.17%
Repurchase agreement dated 10/25/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.310% due 11/01/16, collateralized by $662,871,696 Federal Home Loan Mortgage Corp. obligations, 1.855% to 6.000% due 05/15/23 to 06/15/43, $552,560,112 Federal National Mortgage Association obligations, 2.089% to 10.500% due 03/25/19 to 10/01/46, and $30,921,716 Government National Mortgage Association obligation, 3.000% due 10/20/46; (value—$153,000,001); proceeds: $150,009,042	150,000,000	150,000,000

Security description	Face Amount	Value
Repurchase agreement dated 10/17/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.910% due 12/05/16, collateralized by $88,277,824 various asset-backed convertible bonds, 2.034% to 3.844% due 10/25/37 to 06/25/46; (value—$80,250,000); proceeds: $75,174,417[3,4]	$75,000,000	$75,000,000
Repurchase agreement dated 10/31/16 with Mitsubishi UFJ Securities USA, Inc. 0.320% due 11/01/16, collateralized by $962,048,530 Federal Home Loan Mortgage Corp. obligations, 0.835% to 5.000% due 07/15/25 to 11/01/46, $190,727,847 Federal National Mortgage Association obligations, 0.775% to 4.500% due 01/01/18 to 11/01/46, and $22,670,413 Government National Mortgage Association obligation, 2.750% due 04/20/38; (value—$530,400,000); proceeds: $520,004,622	520,000,000	520,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $559,519 US Treasury Note, 2.125%, 08/15/21; (value—$582,464); proceeds: $570,000	570,000	570,000
Total repurchase agreements (cost—$745,570,000)		745,570,000
Total investments (cost—$2,459,249,141 which approximates cost for federal income tax purposes)—99.52%		2,459,318,868

Other assets in excess of liabilities—0.48%		11,878,489
Net assets—100.00%		$2,471,197,357

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$94,284
Gross unrealized depreciation	(24,557)
Net unrealized appreciation	$69,727

Prime Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$998,950	$—	$998,950
Time deposits	—	350,000,000	—	350,000,000
Certificates of deposit	—	143,527,410	—	143,527,410
Commercial paper	—	1,098,602,508	—	1,098,602,508
Municipal bonds and notes	—	120,620,000	—	120,620,000
Repurchase agreements	—	745,570,000	—	745,570,000
Total	$—	$2,459,318,868	$—	$2,459,318,868

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of October 31, 2016.
[4]	Illiquid investment at the period end.

See accompanying notes to financial statements.

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—55.68%
Federal Farm Credit Bank
0.504%, due 11/26/16[1]	$40,000,000	$40,000,000
0.506%, due 11/20/16[1]	23,000,000	22,998,200
0.557%, due 11/06/16[1]	100,000,000	99,994,720
0.573%, due 11/05/16[1]	100,000,000	99,999,580
0.579%, due 11/11/16[1]	133,000,000	133,056,382
0.585%, due 11/08/16[1]	128,700,000	128,617,468
0.605%, due 11/28/16[1]	40,000,000	39,997,942
0.618%, due 11/05/16[1]	95,000,000	95,001,107
0.624%, due 11/25/16[1]	100,000,000	99,969,043
0.624%, due 11/29/16[1]	122,000,000	122,000,000
0.667%, due 11/06/16[1]	118,500,000	118,486,085
0.842%, due 01/23/17[1]	100,000,000	100,020,317
Federal Home Loan Bank
0.250%, due 11/04/16[2]	37,000,000	36,999,229
0.265%, due 12/06/16[2]	160,000,000	159,958,778
0.270%, due 12/05/16[2]	88,000,000	87,977,560
0.284%, due 11/14/16[2]	92,494,000	92,484,648
0.285%, due 11/09/16[2]	25,000,000	24,998,417
0.286%, due 11/16/16[2]	129,848,000	129,832,526
0.290%, due 12/30/16[2]	80,000,000	79,961,978
0.293%, due 12/28/16[2]	150,000,000	149,930,412
0.300%, due 12/06/16[2]	28,200,000	28,191,775
0.300%, due 12/13/16[2]	80,000,000	79,972,000
0.305%, due 11/07/16[2]	150,000,000	149,992,375
0.325%, due 12/29/16[2]	150,000,000	149,921,458
0.331%, due 11/09/16[2]	100,000,000	99,992,644
0.335%, due 11/22/16[2]	105,000,000	104,979,481
0.340%, due 12/16/16[2]	150,000,000	149,936,250
0.343%, due 11/23/16[2]	100,000,000	99,979,039
0.344%, due 11/30/16[2]	150,000,000	149,958,433
0.344%, due 01/06/17[2]	100,000,000	99,936,933
0.345%, due 12/16/16[2]	45,000,000	44,980,594
0.350%, due 01/20/17[2]	100,000,000	99,922,222
0.350%, due 01/30/17[2]	50,000,000	49,956,250
0.360%, due 01/20/17[2]	132,500,000	132,394,000
0.374%, due 01/11/17[2]	168,000,000	167,876,081
0.400%, due 02/15/17[2]	82,500,000	82,402,833
0.414%, due 01/21/17[1]	180,000,000	179,996,910
0.417%, due 01/24/17[1]	160,000,000	159,991,218
0.420%, due 11/02/16[2]	34,400,000	34,399,599
0.420%, due 11/14/16[2]	30,000,000	29,995,450
0.435%, due 01/06/17[2]	143,000,000	142,885,957
0.435%, due 01/25/17[2]	123,000,000	122,873,669
0.440%, due 01/11/17[2]	98,000,000	97,914,958
0.457%, due 02/01/17[2]	100,000,000	99,885,000
0.460%, due 02/13/17[2]	50,000,000	49,933,556
0.461%, due 02/01/17[1]	75,000,000	75,000,000
0.465%, due 01/18/17[2]	100,000,000	99,899,250
0.467%, due 03/31/17[2]	160,000,000	159,688,667
0.470%, due 01/20/17	50,000,000	49,996,522
0.478%, due 02/15/17[2]	100,000,000	99,859,256
0.479%, due 02/22/17[2]	50,000,000	49,924,824
0.484%, due 03/01/17[2]	100,000,000	99,838,667
0.489%, due 04/07/17[2]	100,000,000	99,786,742

Security description	Face Amount	Value
US government and agency obligations—(concluded)
0.499%, due 04/05/17[2]	$161,000,000	$160,654,096
0.506%, due 11/18/16[1]	149,000,000	149,000,000
0.519%, due 11/12/16[1]	150,000,000	149,977,359
0.545%, due 11/28/16[1]	44,750,000	44,743,554
0.550%, due 06/27/17[2]	50,000,000	49,818,194
0.560%, due 03/15/17[2]	69,500,000	69,355,131
0.574%, due 11/22/16[1]	54,500,000	54,498,227
0.577%, due 11/03/16[1]	50,000,000	50,000,000
0.582%, due 11/06/16[1]	50,000,000	50,000,000
0.585%, due 01/17/17[1]	75,000,000	75,000,000
0.595%, due 11/10/16[1]	60,000,000	59,981,486
0.602%, due 11/02/16[1]	69,050,000	69,048,075
0.613%, due 01/20/17[1]	90,000,000	90,000,000
0.619%, due 01/16/17[1]	140,000,000	140,000,000
0.668%, due 11/05/16[1]	50,000,000	50,000,000
0.733%, due 12/23/16[1]	150,000,000	149,992,847
0.806%, due 01/27/17[1]	27,000,000	27,049,732
0.806%, due 01/27/17[1]	14,000,000	14,025,787
0.808%, due 12/30/16[1]	100,000,000	100,000,000
0.821%, due 01/01/17[1]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.
0.350%, due 12/05/16[2]	140,000,000	139,953,722
0.380%, due 12/20/16[2]	200,000,000	199,896,556
0.400%, due 12/22/16[2]	100,000,000	99,943,333
0.410%, due 01/06/17	123,500,000	123,407,169
0.490%, due 05/15/17[2]	222,000,000	221,410,775
0.593%, due 11/05/16[1]	150,000,000	150,000,000
0.842%, due 01/08/17[1]	140,000,000	140,000,000
Federal National Mortgage Association
0.305%, due 11/02/16[2]	100,000,000	99,999,153
0.609%, due 06/01/17	97,061,000	96,719,893
0.807%, due 12/20/16[1]	100,000,000	99,983,900
0.811%, due 12/21/16[1]	30,000,000	30,113,925
0.846%, due 01/11/17[1]	100,000,000	100,000,000
US Treasury Bill
0.334%, due 12/08/16[2]	135,000,000	134,953,657
US Treasury Notes
0.500%, due 11/30/16	62,500,000	62,507,994
0.514%, due 11/01/16[1]	207,300,000	207,316,433
0.875%, due 11/30/16	140,000,000	140,059,255
0.875%, due 12/31/16	570,000,000	570,419,982
0.875%, due 02/28/17	100,000,000	100,143,720
1.000%, due 03/31/17	239,000,000	239,479,238
1.875%, due 08/31/17	48,000,000	48,467,691
2.750%, due 11/30/16	141,000,000	141,265,892
3.000%, due 02/28/17	155,000,000	156,320,929
Total US government and agency obligations (cost—$10,160,054,710)		10,160,054,710

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—41.65%
Repurchase agreement dated 10/31/16 with BNP Paribas Securities Corp., 0.320% due 11/01/16, collateralized by $100 US Treasury Bill, zero coupon due 01/12/17, $200 US Treasury Bond, 8.875% due 08/15/17, $100 US Treasury Inflation Index Bond, 2.000% due 01/15/26, $456,033,400 US Treasury Notes, zero coupon to 2.625% due 10/31/17 to 03/31/23, $2,100,400 US Treasury Bond Principal STRIP, zero coupon due 02/15/45 and $3,963,704 US Treasury Bonds STRIPs, zero coupon due 11/15/16 to 02/15/35; (value—$459,000,000); proceeds: $450,004,000	$450,000,000	$450,000,000

Repurchase agreement dated 10/31/16 with BNP Paribas Securities Corp., 0.330% due 11/01/16, collateralized by $5,000 Federal Farm Credit Bank obligation, 2.870% due 11/18/24, $1,800,000 Federal Home Loan Bank obligations, 5.250% to 5.365% due 12/09/22 to 09/09/24, $69,678,086 Federal Home Loan Mortgage Corp. obligations, 1.000% to 3.750% due 07/28/17 to 03/27/19, $20,285,000 Federal National Mortgage Association obligations, zero coupon to 5.625% due 10/26/17 to 11/15/30, $1,907,600 US Treasury Bonds, 8.125% to 8.875% due 02/15/19 to 08/15/19, $400 US Treasury Inflation Index Bond, 2.125% due 02/15/41, $8,963,000 US Treasury Notes, zero coupon to 1.750% due 01/31/18 to 05/15/23, $100 US Treasury Bond Principal STRIP, zero coupon due 08/15/45 and $211 US Treasury Bonds STRIPs, zero coupon due 08/15/17 to 02/15/32; (value—$102,000,000); proceeds: $100,000,917

	100,000,000	100,000,000
Repurchase agreement dated 10/31/16 with Federal Reserve Bank of New York, 0.250% due 11/01/16, collateralized by $224,662,900 US Treasury Bond, 3.125% due 02/15/43 and $5,021,632,800 US Treasury Notes, 2.000% to 3.625% due 08/15/19 to 02/15/22; (value—$5,520,038,394); proceeds: $5,520,038,333	5,520,000,000	5,520,000,000
Repurchase agreement dated 10/26/16 with Goldman Sachs & Co., 0.270% due 11/02/16, collateralized by $70,558,400 US Treasury Bond, 3.125% due 02/15/42 and $174,126,400 US Treasury Notes, 1.625% to 1.875% due 08/31/17 to 10/31/23; (value—$255,000,019); proceeds: $250,013,125	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/16 with Goldman Sachs & Co., 0.310% due 11/01/16, collateralized by $75,984,000 Federal Home Loan Bank obligations, zero coupon to 3.300% due 01/27/17 to 08/23/41, $1,000,000 The Financing Corp. obligation, 9.650% due 11/02/18, $149,578,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 11/04/16 to 07/15/32, $191,593,000 Federal National Mortgage Association obligations, zero coupon to 7.250% due 11/15/16 to 08/06/38 and $1,378,000 Tennessee Valley Authority Bonds, 3.500% to 3.875% due 02/15/21 to 12/15/42; (value—$427,788,518); proceeds: $419,403,612

	$419,400,000	$419,400,000
Repurchase agreement dated 10/31/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.320% due 11/01/16, collateralized by $74,359,600 US Treasury Inflation Index Bond, 3.875% due 04/15/29, $227,286,600 US Treasury Inflation Index Note, 2.375% due 01/15/17 and $37,574,700 US Treasury Note, 2.125% due 08/15/21; (value—$469,200,062); proceeds: $460,004,089	460,000,000	460,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $905,046 US Treasury Note, 2.125%, 08/15/21; (value—$942,161); proceeds: $922,000	922,000	922,000
Repurchase agreement dated 10/31/16 with Toronto-Dominion Bank, 0.320% due 11/01/16, collateralized by $176,686,493 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 12/01/25 to 08/01/46 and $476,544,226 Federal National Mortgage Association obligations, 2.500% to 6.000% due 12/01/25 to 08/01/46: (value—$408,000,000); proceeds: $400,003,556	400,000,000	400,000,000
Total repurchase agreements (cost—$7,600,322,000)		7,600,322,000
Total investments (cost—$17,760,376,710 which approximates cost for federal income tax purposes)—97.33%		17,760,376,710

Other assets in excess of liabilities—2.67%		486,837,889
Net assets—100.00%		$18,247,214,599

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 23.

Government Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$10,160,054,710	$—	$10,160,054,710
Repurchase agreements	—	7,600,322,000	—	7,600,322,000
Total	$—	$17,760,376,710	$—	$17,760,376,710

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

See accompanying notes to financial statements.

Treasury Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government obligations—53.10%
US Treasury Bills[1]
0.301%, due 11/25/16	$150,000,000	$149,969,900
0.310%, due 01/05/17	248,000,000	247,861,189
0.333%, due 01/19/17	150,000,000	149,890,552
0.334%, due 12/08/16	130,000,000	129,955,374
0.341%, due 12/08/16	130,000,000	129,954,439
0.356%, due 01/12/17	145,000,000	144,896,760
0.390%, due 11/03/16	235,000,000	234,994,908
0.447%, due 02/23/17	130,000,000	129,815,779
0.451%, due 02/16/17	35,000,000	34,953,083
0.456%, due 03/02/17	150,000,000	149,770,352
0.496%, due 04/13/17	150,000,000	149,663,133
0.573%, due 03/30/17	200,000,000	199,525,683
US Treasury Notes
0.500%, due 11/30/16	212,500,000	212,491,993
0.500%, due 01/31/17	555,000,000	555,129,813
0.500%, due 02/28/17	205,000,000	205,019,648
0.500%, due 04/30/17	150,000,000	150,010,873
0.510%, due 11/01/16[2]	240,000,000	239,971,012
0.518%, due 11/01/16[2]	353,000,000	352,990,498
0.524%, due 11/01/16[2]	419,200,000	419,216,145
0.540%, due 11/01/16[2]	547,000,000	547,044,332
0.622%, due 11/01/16[2]	316,750,000	317,026,812
0.625%, due 11/15/16	100,000,000	100,000,905
0.625%, due 12/31/16	370,000,000	370,098,410
0.625%, due 02/15/17	125,000,000	125,033,072
0.625%, due 05/31/17	100,000,000	100,027,940
0.750%, due 01/15/17	529,469,000	529,841,420
0.750%, due 06/30/17	300,000,000	300,329,242
0.875%, due 12/31/16	445,000,000	445,323,647
0.875%, due 01/31/17	435,000,000	435,525,469
0.875%, due 02/28/17	120,000,000	120,159,593
0.875%, due 04/30/17	200,000,000	200,347,040
0.875%, due 05/15/17	150,000,000	150,284,278
1.000%, due 03/31/17	329,000,000	329,652,724
1.875%, due 08/31/17	100,000,000	100,974,357
2.750%, due 11/30/16	131,000,000	131,247,069
3.000%, due 02/28/17	135,000,000	136,150,486
Total US government obligations (cost—$8,425,147,930)		8,425,147,930

Repurchase agreements—45.92%
Repurchase agreement dated 10/25/16 with Barclays Capital, Inc., 0.290% due 11/01/16, collateralized by $102,879,900 US Treasury Bonds 3.000% to 8.750% due 05/15/17 to 11/15/45, $1,058 US Treasury Inflation Index Bond, zero coupon due 04/15/28, $288,301,800 US Treasury Notes 0.500% to 2.500% due 05/15/17 to 08/15/26, $2,692,800, US Treasury Bonds Principal STRIPs, zero coupon due 08/15/20 to 08/15/43 and $124,352,159 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 11/15/44; (value—$510,000,040); proceeds: $500,028,194	500,000,000	500,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/16 with Barclays Capital, Inc., 0.310% due 11/02/16, collateralized by $439,399,615 US Treasury Inflation Index Notes, zero coupon to 0.125% due 04/15/17 to 04/15/26, $226,157,200 US Treasury Notes, zero coupon due 01/31/17 to 07/31/18, $2,522,800 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/16 to 05/15/44 and $42,981,993 US Treasury Bonds STRIPs, zero coupon due 05/15/18 to 08/15/46; (value—$714,000,039); proceeds: $700,042,194	$700,000,000	$700,000,000
Repurchase agreement dated 10/31/16 with Barclays Capital, Inc., 0.320% due 11/01/16, collateralized by $639 US Treasury Inflation Index Bonds, zero coupon due 04/15/27 to 04/15/29, $1,016 US Treasury Inflation Index Notes, zero coupon due 04/15/17 to 10/15/25, $467,199,500 US Treasury Notes, 1.000% to 3.375% due 12/15/17 to 05/15/26, $11,000 US Treasury Bonds Principal STRIPs, zero coupon due 11/15/17 to 05/15/43 and $27,061,425 US Treasury Bonds STRIPs, zero coupon due 02/15/19 to 05/15/46; (value—$510,000,001); proceeds: $500,004,444	500,000,000	500,000,000
Repurchase agreement dated 10/31/16 with Federal Reserve Bank of New York, 0.250% due 11/01/16, collateralized by $165,078,600 US Treasury Bonds, 3.125% to 5.000% due 05/15/37 to 02/15/43 and $3,331,601,800 US Treasury Notes, 2.000% to 2.750% due 09/30/20 to 11/15/23; (value—$3,785,026,294); proceeds: $3,785,026,285	3,785,000,000	3,785,000,000
Repurchase agreement dated 10/25/16 with Goldman Sachs & Co., 0.270% due 11/01/16, collateralized by $53,266,800 US Treasury Bond, 6.125% due 08/15/29 and $170,640,500 US Treasury Notes, 1.625% to 2.750% due 02/28/18 to 08/15/20; (value—$255,000,042); proceeds: $250,013,125	250,000,000	250,000,000
Repurchase agreement dated 10/25/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.290% due 11/01/16, collateralized by $139,322,900 US Treasury Bond, 4.250% due 11/15/40 and $67,466,800 US Treasury Inflation Index Note, 0.125% due 07/15/24; (value—$255,000,068); proceeds: $250,014,097	250,000,000	250,000,000

Treasury Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 10/26/16 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.300% due 11/02/16, collateralized by $199,370,100 US Treasury Inflation Index Note, 0.125% due 07/15/24; (value—$204,000,066); proceeds: $200,011,667	$200,000,000	$200,000,000

Repurchase agreement dated 10/31/16 with Mitsubishi UFJ Securities USA, Inc., 0.300% due 11/01/16, collateralized by $59,912,100 US Treasury Bills, zero coupon due 04/06/17 to 09/14/17, $253,902,800 US Treasury Bonds, 2.500% to 8.750% due 08/15/20 to 05/15/46, $7,330,500 US Treasury Inflation Index Bonds, 2.000% to 6.250% due 01/15/26 to 05/15/30, $308,157,900 US Treasury Inflation Index Notes, 0.125% to 1.375% due 01/15/20 to 01/15/26, $399,275,300 US Treasury Notes, 0.625% to 3.750% due 06/30/17 to 05/15/26, $15,318,600 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/41 to 11/15/41; (value—$1,122,000,043); proceeds: $1,100,009,167

	1,100,000,000	1,100,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $105,000 US Treasury Note, 0.750% due 12/31/17; (value—$105,276); proceeds: $103,000	$103,000	$103,000
Total repurchase agreements (cost—$7,285,103,000)		7,285,103,000
Total investments (cost—$15,710,250,930 which approximates cost for federal income tax purposes)—99.02%		15,710,250,930

Other assets in excess of liabilities—0.98%		155,504,160
Net assets—100.00%		$15,865,755,090

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 23.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$8,425,147,930	$—	$8,425,147,930
Repurchase agreements	—	7,285,103,000	—	7,285,103,000
Total	$—	$15,710,250,930	$—	$15,710,250,930

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
US government and agency obligations—2.03%
Federal Home Loan Bank 0.614%, due 11/22/16[1]	$5,000,000	$5,000,000
US Treasury Notes 0.514%, due 07/31/18[1]	4,600,000	4,599,676
0.612%, due 01/31/18[1]	250,000	250,117
0.625%, due 05/31/17	10,000,000	9,996,362
Total US government and agency obligations (cost—$19,846,155)		19,846,155

Time deposits—15.99%
Banking-non-US—15.99%
Credit Agricole Corporate & Investment Bank 0.310%, due 11/01/16	31,000,000	31,000,000
DnB NOR Bank ASA 0.300%, due 11/01/16	20,000,000	20,000,000
Natixis 0.300%, due 11/01/16	30,000,000	30,000,000
Skandinaviska Enskilda Banken AB 0.310%, due 11/01/16	40,000,000	40,000,000
Svenska Handelsbanken 0.300%, due 11/01/16	35,000,000	35,000,000
Total time deposits (cost—$156,000,000)		156,000,000

Certificates of deposit—21.47%
Banking-non-US—17.94%
Bank of Montreal 0.860%, due 01/03/17	5,000,000	5,000,000
0.880%, due 01/11/17	10,000,000	10,000,000
0.981%, due 11/14/16[1]	5,000,000	5,000,000
1.130%, due 11/14/16[1]	9,000,000	9,000,000
Bank of Nova Scotia 1.097%, due 11/23/16[1]	7,000,000	7,000,826
Canadian Imperial Bank 1.025%, due 11/14/16[1]	4,000,000	4,000,000
1.077%, due 02/06/17[1]	3,000,000	3,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.109%, due 11/10/16[1]	8,000,000	8,000,000
DnB NOR Bank ASA 1.034%, due 01/26/17[1]	9,000,000	9,000,000
1.132%, due 12/13/16[1]	9,000,000	9,000,000
KBC Bank N.V. 0.440%, due 11/01/16	25,000,000	25,000,000
Oversea-Chinese Banking Corp. Ltd. 0.530%, due 11/21/16	8,000,000	8,000,000
0.980%, due 01/13/17	21,000,000	21,000,618
Royal Bank of Canada 0.770%, due 12/01/16	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB 1.103%, due 12/28/16[1]	5,000,000
		5,000,000
Sumitomo Mitsui Banking Corp. 0.950%, due 12/16/16	16,000,000
		16,000,000
Svenska Handelsbanken 1.071%, due 11/15/16[1]	8,000,000	8,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Swedbank AB 0.410%, due 11/03/16	$20,000,000	$20,000,000

		175,001,444

Banking-US—3.53%
Citibank New York N.A. 0.870%, due 02/14/17	10,000,000	10,000,000
1.000%, due 03/28/17	10,000,000	10,000,000
State Street Bank & Trust Co. 0.979%, due 11/10/16[1]	3,000,000	3,000,000
1.176%, due 01/10/17[1]	5,000,000	5,000,000
Wells Fargo Bank N.A. 1.020%, due 02/21/17	6,500,000	6,500,000

		34,500,000
Total certificates of deposit (cost—$209,501,444)		209,501,444

Commercial paper[2]—58.41%
Asset backed-miscellaneous—26.77%
Antalis S.A 0.630%, due 11/30/16	10,000,000	9,994,925
Atlantic Asset Securitization LLC 0.310%, due 11/01/16	15,000,000	15,000,000
Barton Capital LLC 0.410%, due 11/01/16	10,000,000	10,000,000
0.610%, due 11/03/16	15,000,000	14,999,492
CAFCO LLC 0.830%, due 11/22/16	5,000,000	4,997,579
0.850%, due 11/22/16	5,000,000	4,997,521
0.850%, due 12/12/16	8,000,000	7,992,256
0.870%, due 11/22/16	6,000,000	5,996,955
0.900%, due 12/20/16	7,000,000	6,991,425
Fairway Finance Corp. 0.830%, due 11/28/16	15,000,000	14,990,662
0.880%, due 11/28/16	10,000,000	9,993,400
Gotham Funding Corp. 0.850%, due 01/26/17	10,000,000	9,979,694
1.017%, due 12/19/16	10,000,000	9,986,667
Liberty Funding LLC 0.850%, due 12/05/16	5,000,000	4,995,986
0.880%, due 12/07/16	5,000,000	4,995,600
0.920%, due 12/12/16	7,000,000	6,992,666
Manhattan Asset Funding Co. LLC 0.970%, due 12/12/16	10,000,000	9,988,953
Old Line Funding LLC 0.350%, due 11/01/16	25,000,000	25,000,000
0.880%, due 12/05/16	5,000,000	4,995,844
0.920%, due 01/18/17	5,000,000	4,990,033
1.018%, due 03/07/17	10,000,000	9,965,000
Starbird Funding Corp. 0.800%, due 11/01/16	4,250,000	4,250,000
0.970%, due 12/01/16	15,000,000	14,987,875
0.970%, due 12/06/16	5,000,000	4,995,285

Prime CNAV Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Asset backed-miscellaneous—(concluded)
Thunder Bay Funding LLC 0.940%, due 01/17/17	$9,000,000	$8,981,905
1.170%, due 02/09/17	2,000,000	1,993,500
Victory Receivables Corp. 0.800%, due 12/02/16	5,000,000	4,996,556
0.820%, due 11/10/16	5,000,000	4,998,975
0.850%, due 01/25/17	7,000,000	6,985,951
0.930%, due 11/28/16	5,000,000	4,996,512
1.017%, due 12/13/16	6,140,000	6,132,837

		261,164,054

Banking-non-US—15.97%
ANZ National International Ltd. 1.150%, due 03/28/17	10,000,000	9,953,042
BNZ International Funding Ltd. 0.850%, due 11/03/16	5,000,000	4,999,764
Commonwealth Bank of Australia 1.280%, due 01/17/17[1]	8,000,000	8,000,000
DBS Bank Ltd. 0.830%, due 11/14/16	7,000,000	6,997,902
Erste Abwicklungsanstalt 0.810%, due 11/21/16	5,000,000	4,997,750
0.820%, due 11/10/16	5,000,000	4,998,975
1.030%, due 01/18/17	5,000,000	4,988,842
KFW International Finance, Inc. 0.640%, due 11/07/16	15,000,000	14,998,400
Mizuho Bank Ltd. 0.880%, due 01/17/17	15,000,000	14,971,767
0.900%, due 11/18/16	5,000,000	4,997,875
National Bank of Canada 0.830%, due 01/17/17	15,000,000	14,973,371
Nordea Bank AB 0.725%, due 01/04/17	9,500,000	9,487,755
0.900%, due 12/06/16	5,000,000	4,995,625
NRW Bank 0.840%, due 01/30/17	10,000,000	9,979,000
Societe Generale 0.240%, due 11/01/16	15,000,000	15,000,000
United Overseas Bank Ltd. 0.880%, due 01/25/17	10,000,000	9,979,222
0.900%, due 01/18/17	5,000,000	4,990,250
0.920%, due 01/13/17	3,000,000	2,994,403
0.960%, due 01/17/17	2,000,000	1,995,893
Westpac Banking Corp. 0.980%, due 01/04/17	1,500,000	1,497,387

		155,797,223

Banking-US—6.45%
Bedford Row Funding Corp. 1.100%, due 05/04/17	7,000,000	6,960,644
1.230%, due 03/13/17	10,000,000	9,954,900
1.238%, due 07/05/17[1]	3,000,000	3,000,000
BNP Paribas Fortis Funding LLC 0.300%, due 11/01/16	35,000,000	35,000,000

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-US—(concluded)
Toronto-Dominion Holdings USA, Inc. 0.740%, due 11/01/16	$8,000,000	$8,000,000

		62,915,544

Finance-other—4.10%
CNPC Finance 0.670%, due 11/01/16	15,000,000	15,000,000
0.700%, due 11/01/16	25,000,000	25,000,000

		40,000,000

Technology-hardware—2.56%
Apple, Inc. 0.510%, due 11/29/16	25,000,000	24,990,083

Tobacco—2.56%
Philip Morris International, Inc. 0.310%, due 11/01/16	25,000,000	25,000,000
Total commercial paper (cost—$569,866,904)		569,866,904

Repurchase agreements—2.09%
Repurchase agreement dated 10/31/16 with Goldman Sachs & Co., 0.310% due 11/01/16, collateralized by $38,465,900 US Treasury Bonds Principal STRIP, zero coupon due 11/15/40; (value—$20,400,005); proceeds: $20,00,172	20,000,000	20,000,000
Repurchase agreement dated 10/31/16 with State Street Bank and Trust Co., 0.010% due 11/01/16, collateralized by $350,435 US Treasury Note, 2.125% due 08/15/21; (value—$364,806); proceeds: $357,000	357,000	357,000
Total repurchase agreements (cost—$20,357,000)		20,357,000
Total investments (cost—$975,571,503 which approximates cost for federal income tax purposes)—99.99%		975,571,503

Other assets in excess of liabilities—0.01%		107,912
Net assets—100.00%		$975,679,415

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 23.

Prime CNAV Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$19,846,155	$—	$19,846,155
Time deposits	—	156,000,000	—	156,000,000
Certificates of deposit	—	209,501,444	—	209,501,444
Commercial paper	—	569,866,904	—	569,866,904
Repurchase agreements	—	20,357,000	—	20,357,000
Total	$—	$975,571,503	$—	$975,571,503

At October 31, 2016, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2016 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.

See accompanying notes to financial statements.

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—99.04%
Alaska—1.12%
Alaska International Airports Revenue Refunding (System), Series A, 0.630%, VRD	$7,000,000	$7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.500%, VRD	2,000,000	2,000,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 0.470%, VRD	2,290,000	2,290,000
Series B, 0.470%, VRD	2,250,000	2,250,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 0.500%, VRD	6,300,000	6,300,000

		19,840,000

Arizona—0.36%
City of Phoenix Arizona Industrial Development Authority Health Care Facilities Revenue (Mayo Clinic), Series A, 0.470%, VRD	6,350,000	6,350,000

California—18.53%
Antelope Valley-East Kern Water Agency, Series A-2, 0.570%, VRD	15,000,000	15,000,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.600%, VRD	5,300,000	5,300,000
Series B, 0.600%, VRD	4,400,000	4,400,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series C, 0.590%, VRD	3,300,000	3,300,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B, 0.420%, VRD	9,545,000	9,545,000
California State Kindergarten, Series A1, 0.420%, VRD	17,900,000	17,900,000
Series A2, 0.420%, VRD	9,750,000	9,750,000
Series A3, 0.430%, VRD	3,720,000	3,720,000
Series A5, 0.460%, VRD	7,900,000	7,900,000
Series B2, 0.420%, VRD	22,085,000	22,085,000
Series B3, 0.350%, VRD	1,500,000	1,500,000
California State, Series A-1, 0.430%, VRD	1,370,000	1,370,000
Series B1, 0.420%, VRD	6,100,000	6,100,000
California Statewide Communities Development Authority Revenue (Painte Turtle), 0.570%, VRD	6,900,000	6,900,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Chino Basin Regional Financing Authority Revenue Refunding (Inland Empire Utilities), Series B, 0.650%, VRD	$4,885,000	$4,885,000
Irvine Improvement Bond Act 1915 (Assessment District 87-8), 0.500%, VRD	2,600,000	2,600,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 03-19), Series B, 0.500%, VRD	10,700,000	10,700,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.640%, VRD	15,000,000	15,000,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series A, 0.460%, VRD	6,750,000	6,750,000
Series B, 0.650%, VRD	12,825,000	12,825,000
Irvine Unified School District, Series C, 0.460%, VRD	44,240,000	44,240,000
Los Angeles Department of Water & Power Revenue (Power System), Subseries A-2, 0.450%, VRD	23,700,000	23,700,000
Los Angeles Water and Power Revenue, Subseries A-5, 0.490%, VRD	7,000,000	7,000,000
Subseries B-5, 0.590%, VRD	7,500,000	7,500,000
Subseries B-6, 0.470%, VRD	38,300,000	38,300,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 0.500%, VRD	1,065,000	1,065,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.580%, VRD	1,715,000	1,715,000
Northern California Power Agency Revenue Refunding (Hydroelectric Project 1), Series A, 0.520%, VRD	15,000,000	15,000,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.590%, VRD	6,000,000	6,000,000
Santa Clara Electric Revenue, Subseries B, 0.540%, VRD	5,155,000	5,155,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series B, 0.590%, VRD	2,500,000	2,500,000
Series C, 0.630%, VRD	7,190,000	7,190,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.610%, VRD	1,330,000	1,330,000

		328,225,000

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Colorado—3.50%
Denver City & County Certificates of Participation Refunding, Series A1, 0.520%, VRD	$36,345,000	$36,345,000
Series A2, 0.520%, VRD	5,600,000	5,600,000
Series A3, 0.520%, VRD	20,100,000	20,100,000

		62,045,000

Connecticut—0.36%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-2, 0.400%, VRD	6,345,000	6,345,000

District of Columbia—1.64%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.600%, VRD	10,000,000	10,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 0.620%, VRD	10,000,000	10,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 0.530%, VRD	9,005,000	9,005,000

		29,005,000

Florida—3.01%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 0.550%, VRD	48,500,000	48,500,000
Gainesville Utilities System Revenue, Series A, 0.640%, VRD	3,550,000	3,550,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.500%, VRD	1,240,000	1,240,000

		53,290,000

Georgia—1.29%
Municipal Electric Authority of Georgia (General Resolution Projects), Series C, 0.600%, VRD	17,000,000	17,000,000
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.620%, VRD	5,875,000	5,875,000

		22,875,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—8.78%
Chicago O’Hare International Revenue (Third Lien), Series C, 0.560%, VRD	$15,000,000	$15,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 0.630%, VRD	18,300,000	18,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 0.600%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.690%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.640%, VRD	5,000,000	5,000,000
Illinois Finance Authority Revenue (Advocate Health Care), Subseries C2A, 0.590%, VRD	11,000,000	11,000,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.610%, VRD	21,800,000	21,800,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 0.600%, VRD	9,725,000	9,725,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 0.480%, VRD	13,575,000	13,575,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.600%, VRD	13,100,000	13,100,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 0.630%, VRD	1,700,000	1,700,000
Series A-2D, 0.630%, VRD	3,300,000	3,300,000
Illinois Village of Channahon Revenue (Morris Hospital), 0.640%, VRD	6,775,000	6,775,000

		155,475,000

Indiana—4.79%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.480%, VRD	23,950,000	23,950,000

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.500%, VRD	$19,100,000	$19,100,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 0.550%, VRD	5,000,000	5,000,000
Series C, 0.610%, VRD	6,950,000	6,950,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 0.590%, VRD	4,525,000	4,525,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.560%, VRD	13,390,000	13,390,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 0.580%, VRD	4,500,000	4,500,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H, 0.640%, VRD	7,500,000	7,500,000

		84,915,000

Kansas—0.65%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.600%, VRD	11,500,000	11,500,000

Louisiana—2.76%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.500%, VRD	43,750,000	43,750,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.500%, VRD	1,900,000	1,900,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.500%, VRD	2,000,000	2,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.600%, VRD	1,300,000	1,300,000

		48,950,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Maryland—0.46%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.550%, VRD	$8,100,000	$8,100,000

Massachusetts—3.42%
Massachusetts Health & Educational Facilities Authority Revenue (Childrens Hospital), Series N-4, 0.510%, VRD	4,100,000	4,100,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 0.400%, VRD	5,700,000	5,700,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 0.520%, VRD	4,000,000	4,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 0.600%, VRD	20,000,000	20,000,000
University of Massachusetts Building Authority Revenue Refunding, Series 1, 0.600%, VRD	26,730,000	26,730,000

		60,530,000

Minnesota—2.94%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.580%, VRD	38,100,000	38,100,000
Series B, 0.580%, VRD	14,000,000	14,000,000

		52,100,000

Mississippi—4.50%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 0.520%, VRD	1,400,000	1,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series B, 0.520%, VRD	9,500,000	9,500,000
Series C, 0.480%, VRD	1,795,000	1,795,000
Series D, 0.500%, VRD	14,900,000	14,900,000
Series E, 0.520%, VRD	2,000,000	2,000,000
Series I, 0.480%, VRD	300,000	300,000
Series K, 0.520%, VRD	8,000,000	8,000,000
Series L, 0.520%, VRD	1,000,000	1,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series B, 0.620%, VRD	500,000	500,000
Series C, 0.480%, VRD	1,000,000	1,000,000
Series E, 0.520%, VRD	18,150,000	18,150,000

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Series F, 0.580%, VRD	$1,500,000	$1,500,000
Series G, 0.480%, VRD	6,705,000	6,705,000
Series H, 0.520%, VRD	9,000,000	9,000,000
Series J, 0.500%, VRD	4,000,000	4,000,000

		79,750,000

Missouri—3.39%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School), 0.530%, VRD	10,135,000	10,135,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.480%, VRD	5,000,000	5,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.500%, VRD	5,100,000	5,100,000
Series B, 0.500%, VRD	4,000,000	4,000,000
Series B, 0.520%, VRD	14,000,000	14,000,000
Series C, 0.480%, VRD	6,200,000	6,200,000
Series C, 0.480%, VRD	3,900,000	3,900,000
St. Charles County Public Water District No. 2 Refunding, Series A, 0.630%, VRD	11,725,000	11,725,000

		60,060,000

Nebraska—1.09%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.530%, VRD	8,000,000	8,000,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 0.530%, VRD	11,400,000	11,400,000

		19,400,000

New Hampshire—0.72%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 0.490%, VRD	12,850,000	12,850,000

New Mexico—0.55%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.600%, VRD	9,690,000	9,690,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—21.35%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.630%, VRD	$1,915,000	$1,915,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries A-1, 0.510%, VRD	20,000,000	20,000,000
Subseries E-1, 0.490%, VRD	20,115,000	20,115,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.580%, VRD	28,600,000	28,600,000
Series BB-2, 0.500%, VRD	14,050,000	14,050,000
Series BB-5, 0.480%, VRD	8,865,000	8,865,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.520%, VRD	26,695,000	26,695,000
Series B-4, 0.480%, VRD	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 0.540% VRD	14,800,000	14,800,000
Subseries A-4, 0.480%, VRD	16,000,000	16,000,000
Subseries A-4, 0.490%, VRD	8,300,000	8,300,000
Subseries A-4, 0.500%, VRD	13,000,000	13,000,000
Subseries D-4, 0.540%, VRD	19,400,000	19,400,000
Subseries E-4, 0.520%, VRD	8,100,000	8,100,000
New York City, Series F, Subseries F-3, 0.500%, VRD	9,000,000	9,000,000
Subseries D-4, 0.500%, VRD	10,550,000	10,550,000
Subseries L-3, 0.500%, VRD	13,600,000	13,600,000
Subseries L-4, 0.500%, VRD	44,145,000	44,145,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 0.520%, VRD	3,850,000	3,850,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A, 0.590%, VRD	3,800,000	3,800,000
Series B, 0.580%, VRD	5,400,000	5,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.600%, VRD	4,310,000	4,310,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.610%, VRD	4,800,000	4,800,000
Series A-2, 0.630%, VRD	13,900,000	13,900,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.540%, VRD	9,500,000	9,500,000

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.610%, VRD	$3,670,000	$3,670,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 0.600%, VRD	2,395,000	2,395,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.520%, VRD	2,300,000	2,300,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-3, 0.600%, VRD	5,000,000	5,000,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.570%, VRD	5,890,000	5,890,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-1, 0.500%, VRD	4,580,000	4,580,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.480%, VRD	20,400,000	20,400,000
Triborough Bridge & Tunnel Authority Revenue, Series B-3, 0.480%, VRD	10,380,000	10,380,000

		378,310,000

North Carolina—1.00%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 0.600%, VRD	8,565,000	8,565,000
Series H, 0.480%, VRD	9,135,000	9,135,000

		17,700,000

Ohio—2.71%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.630%, VRD	3,905,000	3,905,000
Centerville Health Care Revenue (Bethany Lutheran Village Project), Series B, 0.650%, VRD	6,400,000	6,400,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.610%, VRD	5,725,000	5,725,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Columbus Sewer Revenue, Series B, 0.580%, VRD	$5,450,000	$5,450,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.630%, VRD	11,640,000	11,640,000
Ohio (Common Schools), Series A, 0.590%, VRD	1,375,000	1,375,000
Series B, 0.590%, VRD	13,610,000	13,610,000

		48,105,000

Oregon—0.15%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C, 0.650%, VRD	2,700,000	2,700,000

Pennsylvania—2.47%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.520%, VRD	13,800,000	13,800,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 0.650%, VRD	8,300,000	8,300,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.600%, VRD	6,500,000	6,500,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 0.600%, VRD	6,500,000	6,500,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.630%, VRD	3,400,000	3,400,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 0.650%, VRD	5,235,000	5,235,000

		43,735,000

Rhode Island—0.05%
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.470%, VRD	900,000	900,000

Texas—6.42%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.540%, VRD	18,040,000	18,040,000
Subseries C-2, 0.540%, VRD	21,475,000	21,475,000

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.540%, VRD	$9,690,000	$9,690,000
Series A-2, 0.540%, VRD	16,285,000	16,285,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.660%, VRD	5,700,000	5,700,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.490%, VRD	4,200,000	4,200,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.490%, VRD	8,060,000	8,060,000
Series A, 0.470%, VRD	6,000,000	6,000,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.640%, VRD	6,100,000	6,100,000
University of Texas Permanent University (Funding System), Series A, 0.570%, VRD	1,400,000	1,400,000
University of Texas Permanent University Fund System, Series A, 0.570%, VRD	12,120,000	12,120,000

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Texas—(concluded)
University of Texas Revenues (Financing Systems), Series B, 0.570%, VRD	$4,690,000	$4,690,000

		113,760,000

Utah—1.03%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.530%, VRD	7,000,000	7,000,000
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D, 0.480%, VRD	11,200,000	11,200,000

		18,200,000
Total municipal bonds and notes (cost—$1,754,705,000)		1,754,705,000

Tax-exempt commercial paper—0.57%
Texas—0.57%
Methodist Hospital, 0.860%, due 12/19/16 (cost—$10,000,000)	10,000,000	10,000,000
Total investments (cost—$1,764,705,000 which approximates cost for federal income tax purposes)—99.61%		1,764,705,000

Other assets in excess of liabilities—0.39%		6,972,141
Net assets—100.00%		$1,771,677,141

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 23.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Master Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$1,754,705,000	$—	$1,754,705,000
Tax-exempt commercial paper	—	10,000,000	—	10,000,000
Total	$—	$1,764,705,000	$—	$1,764,705,000

At October 31, 2016, there were no transfers between Level 1 and Level 2.

See accompanying notes to financial statements.

Tax-Free Master Fund

Statement of net assets—October 31, 2016 (unaudited)

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FNMA	Federal National Mortgage Association
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2016 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2016 (unaudited)

	Prime Master Fund	Government Master Fund[1]	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$35,116,173	$18,924,593	$25,468,185	$2,205,626	$2,109,899
Expenses:
Investment advisory and administration fees	6,386,832	5,254,409	6,785,831	369,980	448,310
Trustees’ fees	61,464	48,108	80,268	14,341	15,875
Total expenses	6,448,296	5,302,517	6,866,099	384,321	464,185
Fee waivers by investment advisor	—	(1,242,860)	—	—	—
Net expenses	6,448,296	4,059,657	6,866,099	384,321	464,185
Net investment income	28,667,877	14,864,936	18,602,086	1,821,305	1,645,714
Net realized gain	1,399,007	86,745	67,815	4,568	—
Net change in unrealized appreciation/depreciation	69,727	—	—	—	—
Net increase in net assets resulting from operations	$30,136,611	$14,951,681	$18,669,901	$1,825,873	$1,645,714

[1]	Commenced operations on June 24, 2016.

See accompanying notes to financial statements.

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Master Trust

Statement of changes in net assets

	Prime Master Fund		Government Master Fund
	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016	For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
From operations:

Net investment income	$28,667,877	$39,351,690	$14,864,936
Net realized gain	1,399,007	228,755	86,745
Net change in unrealized appreciation	69,727	—	—
Net increase in net assets resulting from operations	30,136,611	39,580,445	14,951,681
Net increase (decrease) in net assets from beneficial interest transactions	(14,756,205,600)	3,037,555,323	18,232,262,918
Net increase (decrease) in net assets	(14,726,068,989)	3,077,135,768	18,247,214,599
Net assets:
Beginning of period	17,197,266,346	14,120,130,578	—
End of period	$2,471,197,357	$17,197,266,346	$18,247,214,599

[1]	Commencement of operations.

Master Trust

Treasury Master Fund		Prime CNAV Master Fund		Tax-Free Master Fund
For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016	For the six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016	For the six months ended October 31, 2016 (unaudited)	For the year ended April 30, 2016

$18,602,086	$9,636,567	$1,821,305	$312,627	$1,645,714	$437,876
67,815	935,343	4,568	—	—	70,058
—	—	—	—	—	—
18,669,901	10,571,910	1,825,873	312,627	1,645,714	507,934
3,963,174,190	(762,944,902)	480,753,926	492,786,989	392,943,839	21,560,886
3,981,844,091	(752,372,992)	482,579,799	493,099,616	394,589,553	22,068,820

11,883,910,999	12,636,283,991	493,099,616	—	1,377,087,588	1,355,018,768
$15,865,755,090	$11,883,910,999	$975,679,415	$493,099,616	$1,771,677,141	$1,377,087,588

[1]	Commencement of operations.

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	0.44%[1]	0.26%	0.11%	0.11%	0.19%	0.19%
Supplemental data:
Total investment return[2]	0.22%	0.26%	0.11%	0.11%	0.19%	0.20%
Net assets, end of period (000’s)	$2,471,197	$17,197,266	$14,120,131	$15,763,737	$19,137,609	$15,688,562

[1]	Annualized.
[2]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout the period is presented below:

For the period from June 24, 2016[1] to October 31, 2016 (unaudited)
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]
Expenses after fee waivers	0.08%[2]
Net investment income	0.28%[2]
Supplemental data:
Total investment return[3]	0.10%
Net assets, end of period (000’s)	$18,247,215

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.09%	0.06%	0.06%	0.10%[2]	0.06%
Net investment income	0.27%[1]	0.08%	0.01%	0.01%	0.05%	0.01%
Supplemental data:
Total investment return[3]	0.14%	0.09%	0.01%	0.01%	0.05%	0.01%
Net assets, end of period (000’s)	$15,865,755	$11,883,911	$12,636,284	$12,511,157	$12,225,550	$13,044,384

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	For the period from January 19, 2016[1] to April 30, 2016
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.10%[2]
Expenses after fee waivers	0.10%[2]	0.00%[2,3]
Net investment income	0.47%[2]	0.43%[2]
Supplemental data:
Total investment return[4]	0.23%	0.12%
Net assets, end of period (000’s)	$975,679	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2016 (unaudited)	Years ended April 30,
		2016	2015	2014	2013	2012
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.04%	0.04%	0.07%	0.10%[2]	0.10%[2]
Net investment income	0.35%[1]	0.03%	0.01%	0.01%	0.06%	0.06%
Supplemental data:
Total investment return[3]	0.19%	0.03%	0.01%	0.02%	0.07%	0.06%
Net assets, end of period (000’s)	$1,771,677	$1,377,088	$1,355,019	$1,391,038	$1,556,326	$1,160,792

[1]	Annualized.
[2]	Waiver by advisor represents less than 0.005%.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In August 2014, the FASB issued Accounting Standard Update No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”). The update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about the entity’s ability to continue as a going concern and to provide related footnote disclosure. ASU 2014-15 is effective for annual reporting periods ending after December 15, 2016, and for annual and interim periods thereafter. Management is currently evaluating the impact of the guidance on the disclosures in the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—The price of beneficial interests in Master Trust is based on net asset value.

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Master Trust

Notes to financial statements (unaudited)

Under Rule 2a-7 under the 1940 Act, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7 under the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7 under the 1940 Act, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board is assisted by UBS AM’s Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) with respect to making fair value determinations for the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

In May 2015 the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In the event the Fund holds investments for which fair value is measured using the NAV per share practical expedient, a separate column will be

Master Trust

Notes to financial statements (unaudited)

added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Statement of net assets.

A fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

Liquidity fee and/or redemption gates—Effective October 14, 2016, consistent with amendments to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. On or after October 14, 2016, if Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the Fund. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the period ended October 31, 2016, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or

Master Trust

Notes to financial statements (unaudited)

retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risks.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2016, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$288,692
Government Master Fund	1,506,965
Treasury Master Fund	1,357,581
Prime CNAV Master Fund	86,261
Tax-Free Master Fund	122,006

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM

Master Trust

Notes to financial statements (unaudited)

estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At October 31, 2016, UBS AM was obligated to reduce its management fees, otherwise receivable by UBS AM, for independent trustees’ fees as follows:

Fund
Prime Master Fund	$21,969
Government Master Fund	46,881
Treasury Master Fund	48,023
Prime CNAV Master Fund	8,782
Tax-Free Master Fund	8,943

Effective August 22, 2016 through December 31, 2016, with respect to Government Master Fund only, UBS AM has agreed to voluntarily waive 0.04% of its management fee. At October 31, 2016, UBS AM owed Government Master Fund, and for the period August 22, 2016 to October 31, 2016, UBS AM voluntarily waived, the below amounts, which are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Government Master Fund	$602,785	$1,242,860

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2016, and during the six months ended October 31, 2016, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the six months ended October 31, 2016, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	129,791,264
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	302,893,600

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Master Trust

Notes to financial statements (unaudited)

Beneficial interest transactions

Prime Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$15,077,460,417	$47,016,868,030
Withdrawals	(29,833,666,017)	(43,979,312,707)
Net increase (decrease) in beneficial interest	$(14,756,205,600)	$3,037,555,323

Government Master Fund

	For the period from June 24, 2016[1] to October 31, 2016
Contributions	$31,434,214,338
Withdrawals	(13,201,951,420)
Net increase in beneficial interest	$18,232,262,918

Treasury Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$19,182,766,939	$28,255,411,545
Withdrawals	(15,219,592,749)	(29,018,356,447)
Net increase (decrease) in beneficial interest	$3,963,174,190	$(762,944,902)

Prime CNAV Master Fund

	For the six months ended October 31, 2016	For the period from January 19, 2016[1] to April 30, 2016
Contributions	$1,099,310,737	$566,064,862
Withdrawals	(618,556,811)	(73,277,873)
Net increase in beneficial interest	$480,753,926	$492,786,989

Tax-Free Master Fund

	For the six months ended October 31, 2016	For the year ended April 30, 2016
Contributions	$1,810,787,407	$1,598,987,976
Withdrawals	(1,417,853,568)	(1,577,427,090)
Net increase in beneficial interest	$392,943,839	$21,560,886

[1]	Commencement of operations.

Master Trust

Notes to financial statements (unaudited)

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of October 31, 2016, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months (or shorter period) ended October 31, 2016, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2016, and since inception for Government Master Fund and Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 12-13, 2016, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Prime CNAV Master Fund (“Prime CNAV Master”), Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, collectively with Prime CNAV Master, Prime Master and Treasury Master, each a “Master Fund” and collectively the “Master Funds”). In preparing for the meeting, the Independent Trustees had requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials initially provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS AM under the Management Contract. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Master Funds and the Feeder Funds. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for the day-to-day management. The board recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on each Master Fund’s and corresponding Feeder Fund’s performance. The board also noted that Prime CNAV Master and its related Feeders Funds has only commenced operations in January 2016, so certain expense and performance information provided by UBS AM to the board had limited application to those Funds. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $143 billion in assets under management as of March 31, 2016 and was part of the UBS Asset Management Division, which had approximately $653 billion in assets under management worldwide as of March 31, 2016. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) each Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend the contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Select Prime Preferred Feeder Fund, Select Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Select Prime Investor Feeder Fund, Select Treasury Investor Feeder Fund, Tax-Free Investor Feeder Fund and Select Treasury Capital Feeder Fund through August 31, 2017. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Select Prime Investor Feeder Fund, Select Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial intermediaries. The board also took note of UBS AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such additional voluntary waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Broadridge (“Broadridge”), an independent provider of investment company data (the “Expense Group”). With respect to Select Prime Investor Feeder Fund, Select Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund, the board also received from Broadridge comparative data on a supplemental expense group of funds selected based on feeder fund asset size instead of master fund asset size (the “Supplemental Expense Group”).

In connection with its consideration of the management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s Actual Management Fees and the Prime Investor Feeder Fund’s total expenses, the Prime CNAV Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the applicable Expense Group.)

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management noted that while the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s Actual Management Fees were above the Expense Group median by 8.2 basis points (i.e., 0.082%) and 4.2 basis points (i.e., 0.042%), respectively, the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Prime Reserves Feeder Fund and the Prime Preferred Feeder Fund having more competitive gross yields (which resulted in the Prime Reserves Feeder Fund and the Prime Preferred Feeder Fund not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Prime Reserves Feeder Fund and the Prime Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Prime Reserves Feeder Fund’s and the Prime Preferred Feeder Fund’s total expenses are below the applicable Expense Group median, it believes the overall expenses for the funds are in line with their peers.

Management noted that the Prime Investor Feeder Fund’s total expenses were above its Expense Group median (with the Prime Investor Feeder Fund’s total expenses the highest in the Expense Group). Management explained that the information for the Prime Investor Feeder Fund reflects expense data since its commencement in January 2016, a period of higher interest rates relative to its Expense Group peers, which reflect data based on annual financials covering longer 12-month periods of lower prevailing short-term rates, and thus higher yield floor waivers. Management noted that the Prime Investor Feeder Fund had the lowest Contractual Management Fee in its Expense Group.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Prime Institutional Feeder Fund’s Actual Management Fee and the Select Prime Investor Feeder Fund’s total expenses, the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account.

Management noted that while the Select Prime Institutional Feeder Fund’s Actual Management Fee was above its Expense Group median by one basis point (i.e., 0.01%), the Select Prime Institutional Feeder Fund’s total expenses were at the Expense Group median. Management explained that this differential is largely the result of the Select Prime Institutional Feeder Fund having more competitive gross yields (which resulted in the Select Prime Institutional Feeder Fund not having to waive its fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Prime Institutional Feeder Fund and the Select Prime Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Prime Institutional Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the fund are in line with its peers.

Management noted that the Select Prime Investor Feeder Fund’s total expenses were above its Expense Group median by one basis point (i.e., 0.01%). Management also noted that, compared to the Supplemental Expense Group, the Select Prime Investor Feeder Fund’s total expenses were below the median.

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that, with the exception of the Select Treasury Institutional Feeder Fund’s and the Select Treasury Preferred Feeder Fund’s total expenses, the Treasury Master Fund’s Contractual

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Management Fee and overall expenses were all at or below its corresponding Expense Group median, while the Treasury Master Fund’s Actual Management Fee was above the median with the related Feeder Funds’ fees taken into account. Management noted that the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s Actual Management Fees were 4.0 basis points (i.e., 0.040%) and 5.8 basis points (i.e., 0.058%) above the applicable Expense Group median, respectively, while the Select Treasury Investor Feeder Fund’s and the Select Treasury Capital Feeder Fund’s total expenses were below and at the applicable Expense Group median, respectively. Management explained that this differential is largely the result of the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund having more competitive gross yields (which resulted in the funds not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Select Treasury Institutional Feeder Fund and the Select Treasury Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Select Treasury Investor Feeder Fund’s total expenses are below its Expense Group median (with the Select Treasury Investor Feeder Fund’s total expenses the lowest in the Expense Group) and the Select Treasury Capital Feeder Fund’s total expenses are at its Expense Group median, it believes the overall expenses for the funds are in line with their peers.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the Tax-Free Master Fund’s Contractual Management Fee and overall expenses were each at or below its corresponding Expense Group median, while the Tax-Free Master Fund’s Actual Management Fee was above its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. Management noted that the Tax-Free Reserves Feeder Fund’s and the Tax-Free Preferred Feeder Fund’s Actual Management Fees were one basis point (i.e., 0.01%) above the applicable Expense Group median and the Tax-Free Investor Feeder Fund’s Actual Management Fee was 3.2 basis points (i.e., 0.032%) above its Expense Group median, while the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s total expenses were below the applicable Expense Group median. Management explained that this differential is largely the result of the Tax-Free Reserves Feeder Fund, the Tax-Free Preferred Feeder Fund and the Tax-Free Investor Feeder Fund having more competitive gross yields (which resulted in the funds not having to waive their fees to the same extent as peers, which might have needed to reduce fees to a greater extent in order to maintain a positive yield). Management noted that the Tax-Free Reserves Feeder Fund and the Tax-Free Preferred Feeder Fund have a “unitary” fee structure, unlike many of the Expense Group peers. Management further noted that because the Tax-Free Reserves Feeder Fund’s, the Tax-Free Preferred Feeder Fund’s and the Tax-Free Investor Feeder Fund’s total expenses are below the applicable Expense Group median (with the Tax-Free Investor Feeder Fund’s total expenses the lowest in the Expense Group), it believes the overall expenses for the funds are in line with their peers.

In light of the foregoing, the board determined that the management fees for each of Prime CNAV Master, Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided to each Master Fund under the Management Contract.

Fund performance—With the exception of Prime CNAV Master, in considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2016 and (b) annualized performance information for each year in the ten-year (or shorter) period ended April 30, 2016. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime CNAV Master

Prime Reserves Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

Because the Prime Reserves Feeder Fund, the Prime Preferred Feeder Fund and the Prime Investor Feeder Fund commenced operations in January 2016, comparative performance information was not provided for the Funds.

Prime Master

Select Prime Institutional Feeder Fund, Select Prime Preferred Feeder Fund and Select Prime Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Select Prime Institutional Feeder Fund, the Select Prime Preferred Feeder Fund and the Select Prime Investor Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.)

Treasury Master

Select Treasury Institutional Feeder Fund, Select Treasury Preferred Feeder Fund, Select Treasury Investor Feeder Fund and Select Treasury Capital Feeder Fund

The comparative Broadridge information showed that the performance of the Select Treasury Institutional Feeder Fund, the Select Treasury Preferred Feeder Fund, the Select Treasury Investor Feeder Fund and the Select Treasury Capital Feeder Fund was at or above its corresponding Performance Universe median for the one-, three-, five- and ten-year periods, as applicable, and since inception.

Tax-Free Master

Tax-Free Reserves Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Broadridge information showed that the performance of the Tax-Free Reserves Feeder Fund, the Tax-Free Preferred Feeder Fund and the Tax-Free Investor Feeder Fund was at or above its corresponding Performance Universe median for the one-, three- and five-year periods, as applicable, and since inception, except that the performance of the Tax-Free Investor Fund was below the Performance Universe median by one basis point (i.e., 0.01%) and two basis points (i.e., 0.02%) for the five-year and since inception periods, respectively. Management noted the Tax-Free Investor Feeder Fund’s improved performance over recent periods.

Based on its review, except as noted below, the board concluded that each Master Fund’s investment performance was acceptable. With respect to Prime CNAV Master, past performance was not a factor considered by the board, as that Master Fund and related Feeder Funds had less than six months of performance history.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Master Trust

Board approval of investment advisory agreements

(Prime Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund) (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Master Funds’ assets grew, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Master Funds. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Master Trust

Board approval of investment advisory agreement

(Government Master Fund) (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on November 17-18, 2015, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved a management contract (the “Management Contract”) between UBS Asset Management (Americas) Inc. (“UBS AM”) and the Trust, with respect to Government Master Fund (the “Master Fund”), a series of the Trust, in connection with the proposed establishment of a master-feeder fund structure involving (1) the organization of the Master Fund, which will serve as the “master fund,” and (2) the organization of UBS Select Government Preferred Fund, UBS Select Government Institutional Fund, UBS Select Government Investor Fund and UBS Select Government Capital Fund and UBS RMA Government Money Market Fund, each a series of a separate SEC registrant, which will serve as “feeder funds” and invest all or substantially all of their assets in the Master Fund (each, a “Feeder Fund” and collectively, the “Feeder Funds,” and collectively with the Master Fund, the “New Government Funds”). In considering the approval of the Management Contract, the board was able to draw on its knowledge of the Trust, its portfolios and UBS AM. The board recognized its familiarity with UBS AM and the management contract for the other portfolios of the Trust, including the extensive materials the board had previously reviewed in connection with the annual reconsideration of the management contract for the other portfolios. The board also received a memorandum discussing UBS AM’s reasons for proposing the establishment of the New Government Funds.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board recognized that although the Master Fund would be a new fund, the board was familiar with the services currently provided to other UBS master-feeder money market funds and that the service providers (including UBS AM as investment advisor) for the Master Fund would be the same as those for other UBS master-feeder money market funds. The board noted that the management services to be provided to the Master Fund by UBS AM under the Management Contract, and the administrative, distribution and shareholder services to be performed by UBS AM and its affiliates for the Master Fund and the Feeder Funds, would be similar to the services provided to those other UBS master-feeder money market funds. The board further noted that, with respect to UBS RMA Government Money Market Fund, UBS AM has proposed establishing that Feeder Fund to serve as the primary investment option for customers of UBS Financial Services Inc. that hold eligible brokerage accounts that offer sweep programs. The board’s evaluation of the services to be provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided to the Master Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the proposed contractual investment advisory and administration fee (the “Contractual Management Fee”) to be payable by the Master Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services to be provided by UBS AM. The board noted that under the master-feeder structure, the Master Fund will pay the Contractual Management Fee to UBS AM, and, in turn, each Feeder Fund will bear the Master Fund’s expenses in proportion to its investment in the Master Fund. In making its determination regarding the Master Fund’s fees, the board assessed (i) the Master Fund’s proposed management fee and estimated overall expenses, (ii) each Feeder Fund’s portion of the Master Fund’s proposed management fee and estimated overall expenses, and (iii) each Feeder Fund’s estimated overall expenses. The board noted that the proposed fee structure for the New Government Funds, including the Contractual Management Fee payable by the Master Fund to UBS AM, with its breakpoints, was generally the same as the fee structure of certain other UBS master-feeder money market funds. Management represented that those other UBS master-feeder money market funds are similar to the New Government Funds. The board further noted the similarities and differences in the proposed fee arrangements for UBS RMA Government Money Market Fund compared to the other Feeder Funds and UBS RMA U.S. Government Portfolio, the current government money market fund sweep option for eligible customers of UBS Financial Services Inc.

Master Trust

Board approval of investment advisory agreement

(Government Master Fund) (unaudited)

The board determined that the proposed management fee was reasonable in light of the nature, extent and quality of the services proposed to be provided to the Master Fund under the Management Contract.

Fund performance—Past performance was not a factor considered by the board, as the Master Fund and the Feeder Funds would be new funds.

Advisor profitability—As the Master Fund and Feeder Funds would be new funds, the board did not consider the profitability of UBS AM or its affiliates.

Economies of scale—The board noted management’s explanation that it anticipated that as the Master Fund grew in scale there could be potential economies of scale which might be passed to shareholders of the Feeder Funds via the Contractual Management Fee breakpoints. The board also noted that although the Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS AM because UBS AM paid most of the Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of potential economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS AM—The board considered other potential benefits to be received by UBS AM and its affiliates as a result of its relationship with the Master Fund and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Fund, the costs of providing administrative services to the Feeder Funds and UBS AM’s ongoing commitment to the Master Fund and the Feeder Funds, the profits and other ancillary benefits that UBS AM and its affiliates might receive were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed approval of the Management Contract in a private session with their independent legal counsel at which no representatives of UBS AM were present.

Trustees

Richard Q. Armstrong

Chairman

Alan S. Bernikow

Richard R. Burt

Meyer Feldberg

Bernard H. Garil

Heather R. Higgins

David Malpass

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Elbridge T. Gerry III

Vice President

Thomas Disbrow

Vice President and Treasurer

Robert Sabatino

Vice President

Lisa M. DiPaolo

Vice President

Manager for the Master Funds

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

©UBS 2016. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 9, 2017